Inventories (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Inventories	Inventories at March 31, 2012 and 2011 are summarized as follows:

	Yen (millions)
	2012	2011
Finished goods	450,990	466,261
Work in process	144,403	164,329
Raw materials	234,873	265,834

	830,266	896,424